LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
LOSS PER SHARE
LOSS PER SHARE

29.LOSS PER SHARE

A reconciliation of net loss attributable to the Company in the consolidated statements of comprehensive loss to the numerator for the computation of basic and diluted loss per share for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net loss attributable to Concord Medical Services Holdings Limited	(297,658)	(308,243)	(92,811)	(13,271)
Accretion of contingently redeemable noncontrolling interests	—	—	—	—
Numerator for EPS computation	(297,658)	(308,243)	(92,811)	(13,271)

	For the Years Ended December 31
	2023		2024		2025		2025
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(193,661)	(103,997)	(200,548)	(107,695)	(60,384)	(8,634)	(32,427)	(4,637)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	85,265,910	45,787,948	85,265,910	45,787,948	85,265,910	85,265,910	45,787,948	45,787,948
Loss per share – basic and diluted	(2.27)	(2.27)	(2.35)	(2.35)	(0.71)	(0.10)	(0.71)	(0.10)

The effects of share options and restricted shares have been excluded from the computation of diluted loss per share for the years ended December 31, 2023, 2024 and 2025 as their effects would be anti-dilutive.

In July, 2024, the Company changed the ratio of its American depositary shares (“ADSs”) to its Class A ordinary shares from one (1) ADS, representing three (3) Class A ordinary shares, to one (1) ADS representing thirty (30) Class A ordinary shares.